BUSINESS COMBINATIONS AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS AND TRANSACTIONS	BUSINESS COMBINATIONS AND TRANSACTIONS
On July 29, 2021, the Merger was completed between Total Produce and Legacy Dole and on July 30, 2021, the newly created entity, Dole plc, consummated its IPO on the NYSE under the ticker symbol “DOLE”.
On February 1, 2018, Total Produce entered into a Securities Purchase Agreement with the C&C Parties to purchase 45.0% of Legacy Dole for $300.0 million (“Original Transaction”) with options to acquire the remaining 55.0% in future years. The Original Transaction closed on July 31, 2018 and Total Produce accounted for its investment in Legacy Dole under the equity method of accounting until the Merger and IPO Transaction. On July 29, 2021, the Merger between Total Produce and Legacy Dole occurred in the following manner: (i) shares in Total Produce were exchanged for shares in Dole plc through a scheme of arrangement at a fixed exchange ratio, and (ii) Legacy Dole merged with a subsidiary of Dole plc via a reverse triangular merger. Through the Merger, Total Produce shareholders and C&C Parties received 82.5% and 17.5%, respectively, of the shares in Dole plc outstanding immediately prior to the IPO Transaction.
As a result of the Merger, Total Produce acquired the remaining 55.0% of Legacy Dole in exchange for stock consideration along with the forgiveness of certain indemnities and loans owed by C&C Parties. Total consideration was calculated as $576.2 million and is inclusive of an implied equity value for Legacy Dole based on the IPO price of $16.00, after considering the forgiveness of certain indemnities and loans owed by C&C Parties.
Through the IPO Transaction, the Company incurred underwriting fees and other issuance costs of $29.6 million, which were recorded in equity as a reduction of gross proceeds. For the year ended December 31, 2021, the Company also incurred other Merger and IPO costs of $30.1 million, which are recorded in merger, transaction and other related costs in the consolidated statements of operations.
At the time of the Merger, Total Produce’s investment in Legacy Dole was approximately $259.0 million. Based on the implied equity value of the stock consideration for the existing 45.0% equity interest, the Company recognized an impairment loss of $122.9 million. The Company also recognized a gain on the settlement of preexisting contractual arrangements of $93.0 million. The net loss on Legacy Dole arising from the step-up acquisition was $4.0 million, after considering the impairment, offset by the gain on the preexisting contractual arrangements and other items. The net loss was included in equity in net earnings of investments accounted for under the equity method in the consolidated statements of operations. See Note 23 “Investments in Unconsolidated Affiliates” for additional detail on the calculation of the net loss on Legacy Dole arising from the step-up acquisition.
Purchase Price Allocation
The purchase price of Legacy Dole exceeded the fair value of the identifiable net assets and, accordingly, $274.0 million was allocated to goodwill, none of which is tax deductible. The goodwill arising from the Acquisition consists largely of the synergies and economies of scale expected from combining the operations of Total Produce and Legacy Dole. The goodwill has been assigned to the Fresh Fruit operating segment, pending the finalization of the valuation results. The Company also acquired $310.7 million of intangible assets which primarily relate to the indefinite-lived DOLE brand of $306.3 million. See Note 13 “Goodwill and Intangible Assets” for further detail.
The components of the purchase price were as follows:

Amount
(U.S. Dollars in thousands)
Equity instruments	$576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$460,313
The purchase price was allocated to the assets and liabilities acquired in the Acquisition as follows:

Current assets, less inventory and cash acquired	$611,526
Inventory	257,201
Property, plant and equipment	1,265,303
Intangible assets	310,659
Other assets	427,153
Goodwill	274,048
Current liabilities, less current portion of debt	(662,590)
Debt	(1,392,176)
Other liabilities	(621,193)
469,931
Noncontrolling interests assumed	(9,618)
$460,313
The fair value of the acquired identifiable property, plant and equipment, other assets and liabilities and goodwill and intangibles is provisional and subject to change based on further review of the underlying estimates and respective inputs by the Company. The incremental impact to the consolidated statements of operations due to changes in the provisional values is not expected to be material. The measurement period is expected to end when the Company has obtained all relevant information about the facts that existed at the Acquisition Date or July 29, 2022, whichever is earliest.
Other assets include long-term investments, investments in unconsolidated affiliates, actively marketed property, operating lease right-of-use assets, deferred tax assets and other long-term assets. Other liabilities includes long-term operating lease liabilities, deferred tax liabilities, long-term pension and postretirement benefits, and other long-term liabilities.
Included within inventory above is $35.2 million of previously uncapitalized pineapple and banana costs that were recognized to reflect the biological transformation of these crops. The fair value uplift related to these crops was reversed and recognized to cost of sales on a straight-line basis over the remaining growth and harvest cycle, which was complete as of December 31, 2021. The total incremental charge to cost of sales related to this uplift was $35.2 million for the year ended December 31, 2021. Included within property, plant and equipment is $68.1 million of previously uncapitalized pineapple costs that were recognized to reflect the value associated with the pineapple bearer plant. The fair value uplift related to these bearer plants will be reversed and recognized to cost of sales on a straight-line basis over the life of these plants. The total incremental charge to cost of sales related to this uplift was $28.4 million for the year ended December 31,
2021. The Company also incurred $2.3 million related to the fair value of finished goods, other inventory and other pineapple bearer plants for the year ended December 31, 2021.
The following tables represent (1) the amount of Legacy Dole’s revenue, excluding sales with Total Produce entities, and earnings included in the consolidated statements of operations included herein, which includes Legacy Dole from the Acquisition Date of July 29, 2021 through the year ended December 31, 2021; and (2) the pro forma revenue and earnings, including material and nonrecurring pro forma adjustments, of the combined company assuming the Acquisition Date was January 1, 2020:

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Actual (Legacy Dole):
Revenue	$1,915,458	$—
Net loss attributable to Legacy Dole	(80,604)	—

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Pro forma (total Dole plc):
Revenue	$9,285,672	$8,969,405
Net income attributable to Dole plc	151,651	8,567
Material and nonrecurring pro forma adjustments:
Elimination of intercompany revenue	$(72,389)	$(48,533)
Incremental charges on biological assets and inventory and depreciation impact	—	(98,162)
Merger & IPO costs	—	(30,876)
Net impact of interest, net of tax	—	29,653
Removal of equity method pickup of Legacy Dole investment, net of tax	(24,396)	(19,134)
Other Acquisitions and Divestitures
The Company normally engages in acquisitions to grow its business and product offerings. The majority of acquisitions represent an increase of an existing ownership percentage to obtain control of entities previously accounted for under the equity method. See Note 23 “Investments in Unconsolidated Affiliates” for additional detail on acquisitions and divestitures related to investments in unconsolidated affiliates.
In the year ended December 31, 2019, the Company made a number of acquisitions with total consideration of $9.2 million. Goodwill recognized from these acquisitions was $4.0 million. There were no other material acquisitions aside from those described in Note 23 “Investments in Unconsolidated Affiliates,” in the years ended December 31, 2021 and December 31, 2020. In the year ended December 31, 2021, the Company divested of two subsidiaries. Aggregate consideration received, net assets disposed and the net gain recognized for these divestitures were not material. Divestitures for the years ended December 31, 2020 and December 31, 2019 were not significant.